Minimum Annual Payments for Non-Cancelable Ship Construction Contracts (Detail) (Ship Construction Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Ship Construction Contracts
Commitments [Line Items]
2013	$ 705,765
2014	773,061
2015	792,369
2016
2017
Thereafter
Total	$ 2,271,195